UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

                                               --------------------------
Check here if Amendment [ ]; Amendment Number:

 This  Amendment  (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
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Address: 551 Fifth Avenue, 36th Floor
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         New York, NY 10176
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Form 13F File Number: 028-13676
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
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Title: Chief Financial Officer
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Phone: (212) 672-9600
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Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY            August 16, 2010
-------------------             -----------------       --------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                          ------------------
Form 13F Information Table Entry Total:          24
                                          ------------------
Form 13F Information Table Value Total:     225,926
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
AKEENA SOLAR INC DE       COM               009720103     160       237,410    SH            SOLE         N/A          237,410
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ASML HOLDING N V          NY REG SHS        N07059186     16,934    616,459    SH            SOLE         N/A          616,459
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP      *W EXP 01/16/2019 060505146     2,547     333,000    SH            SOLE         N/A          333,000
-----------------------------------------------------------------------------------------------------------------------------------
CAMCO FINL CORP           COM               132618109     1,790     713,088    SH            SOLE         N/A          713,088
-----------------------------------------------------------------------------------------------------------------------------------
CASCADE FINL CORP         COM               147272108     7         15,274     SH            SOLE         N/A          15,274
-----------------------------------------------------------------------------------------------------------------------------------
CON-WAY INC               COM               205944101     13,478    448,952    SH            SOLE         N/A          448,952
-----------------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                 SPONSORED ADR     29358Q109     28,116    715,780    SH            SOLE         N/A          715,780
-----------------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                 CALL              29358Q909     758       3,000      CALL          SOLE         N/A          3,000
-----------------------------------------------------------------------------------------------------------------------------------
GREEN BANKSHARES INC      COM NEW           394361208     383       30,000     SH            SOLE         N/A          30,000
-----------------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC    COM               398905109     12,768    542,616    SH            SOLE         N/A          542,616
-----------------------------------------------------------------------------------------------------------------------------------
HOME BANCORP INC          COM               43689E107     9,244     716,060    SH            SOLE         N/A          716,060
-----------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP INC MD   COM               43710G105     12,238    968,946    SH            SOLE         N/A          968,946
-----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO       *W EXP 10/28/2018 46634E114     2,718     215,011    SH            SOLE         N/A          215,011
-----------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW               CALL              493267908     461       1,500      CALL          SOLE         N/A          1,500
-----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO            CALL              532457908     263       2,000      CALL          SOLE         N/A          2,000
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MARSH. & ILSLEY CORP NEW  COM               571837103     16,807    2,340,871  SH            SOLE         N/A          2,340,871
-----------------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR    NAMEN -AKT        H5833N103     20,478    662,500    SH            SOLE         N/A          662,500
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OLD SECOND BANC. INC ILL  COM               680277100     92        46,000     SH            SOLE         N/A          46,000
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                COM               717081103     21,855    1,532,575  SH            SOLE         N/A          1,532,575
-----------------------------------------------------------------------------------------------------------------------------------
PACIFIC CAP BANCORP NEW   PUT               69404P951     396       890        PUT           SOLE         N/A          890
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REGIONS FINL. CORP NEW    COM               7591EP100     15,856    2,409,688  SH            SOLE         N/A          2,409,688
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SANOFI AVENTIS            SPONSORED ADR     80105N105     21,365    710,759    SH            SOLE         N/A          710,759
-----------------------------------------------------------------------------------------------------------------------------------
WABCO HLDGS INC           COM               92927K102     12,987    412,551    SH            SOLE         N/A          412,551
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW      *W EXP 10/28/2018 949746119     14,225    1,842,600  SH            SOLE         N/A          1,842,600